Secured Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of secured notes payable [Abstract]
Disclosure of detailed information about secured notes
As at December 31, 2020, the Company has an obligation for US$299.9 million or $381.7 million Canadian dollar equivalent from the secured notes payable (December 31, 2019
-US$299.9 million
or $389.3 million).

	December 31, 2020	December 31, 2019

Total outstanding secured notes payable	$381,674	$389,262

Less: unamortized deferred transaction costs and issuance discount	6,968	10,393

Total secured notes payable	$374,706	$378,869